Property, plant and equipment and right-of-use assets - Depreciation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 119.2	$ 118.6	$ 108.5
Aggregate continuing and discontinuing operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	315.8	316.0	385.2
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	188.7	186.9	265.7
Administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 7.9	$ 10.5	$ 11.0